Financial Instruments - Changes in Fair Value of Asset Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Toledo Spirit time-charter derivative - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Assets Measured on Recurring Basis
Fair value at beginning of period	$ 2,134	$ (6,296)
Realized and unrealized gains included in earnings	1,410	4,550
Settlement payments	(1,154)	2,556
Fair value at end of period	$ 2,390	$ 810